Inventories	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Inventories
5.	Inventories:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2018	December 31, 2017
Lubricants	556	582
Bunkers	4,733	4,215
Total	5,289	4,797